UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  320 Park Ave 10th Floor
	  New York NY 10022


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 212-415-7246

Signature                               Place             and Date of Signing:


Robert Penberth				 New York, NY	    November 14, 2008
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  137,966 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
ALLIANCE ONE INTL INC. CMN     COM	   018772103	 4288 	1128500	SH  	 Sole		       1128500
AMAZON.COM INC CMN	       PUT	   023135106	 7261 	  99800	SH  PUT	 Sole			 99800
AMEX ENERGY SELECT INDEX       PUT	   81369Y506	  633 	  10000	SH  PUT	 Sole			 10000
AUTOLIV INC. CMN	       COM	   052800109	  304 	   9000 SH	 Sole			  9000
BARRICK GOLD CORPORATION CMN   COM	   067901108	 1194 	  32500 SH	 Sole			 32500
CAMECO CORPORATION CMN	       COM	   13321L108	 2119 	  95000 SH	 Sole			 95000
COMCAST CORPORATION CMN CLASS  COM	   20030N200	 1873 	  95000 SH	 Sole			 95000
CROWN HOLDINGS INC CMN	       COM	   228368106	 7551 	 340000 SH	 Sole			340000
CROWN HOLDINGS INC CMN	       CALL	   228368106	  777 	  35000 SH  CALL Sole			 35000
CVR ENERGY INC. CMN	       COM	   12662P108	 2897 	 340000 SH	 Sole			340000
DOMTAR CORP CMN	               COM	   257559104	 4600 	1000000 SH	 Sole		       1000000
EXTERRAN HOLDINGS INC. CMN     COM	   30225X103	 7191 	 225000 SH	 Sole			225000
EXTERRAN HOLDINGS INC. CMN     CALL	   30225X103	 1278 	  40000 SH  CALL Sole			 40000
FREEPORT-MCMORAN COPPER & GOLD COM	   35671D857	 1364 	  24000 SH	 Sole			 24000
FRONTLINE LTD CMN              PUT	   G3682E127	  361 	   7500 SH  PUT	 Sole			  7500
GENERAL MOLY INC. CMN	       COM	   370373102	  673 	 154716 SH	 Sole			154716
GLOBAL CASH ACCESS HLDGS INC   COM	   378967103	 1202 	 237530 SH	 Sole			237530
INGLES MARKETS INC CL-A CMN    COM	   457030104	 2799 	 122587 SH	 Sole			122587
ISHARES SILVER TRUST MUTUAL    ETF	   46428Q109	 1730 	 146000 SH	 Sole			146000
MERITAGE HOMES CORPORATION     PUT	   59001A102	  247 	  10000 SH  PUT	 Sole			 10000
NEVADA GOLD & CASINO INC       COM	   64126Q206	   80 	  91727 SH	 Sole			 91727
OMNOVA SOLUTIONS INC           COM	   682129101	  467 	 234500 SH	 Sole			234500
OWENS-ILLINOIS INC CMN	       COM	   690768403	 5072 	 172500 SH	 Sole			172500
PHILIP MORRIS INTL INC CMN     COM	   718172109	 4449 	  92500 SH	 Sole			 92500
POWERSHARES DB AGRICULTURE     ETF	   73936B408	 2794 	  92500 SH	 Sole			 92500
POWERSHARES DB AGRICULTURE     CALL	   73936B408	 3021 	 100000 SH  CALL Sole			100000
RESEARCH IN MOTION LIMITED     PUT	   760975102	  785 	  11500 SH  PUT	 Sole			 11500
RETAIL HOLDRS TRUST MUTUAL     PUT	   76127U101	 1352 	  15000 SH  PUT	 Sole			 15000
SEACOR HOLDINGS INC.           COM	   811904101	 8290 	 105000 SH	 Sole			105000
SPDR GOLD TRUST ETF	       ETF	   78463V107	 4798 	  56400 SH	 Sole			 56400
SPDR GOLD TRUST ETF	       CALL	   78463V107	17014 	 200000 SH  CALL Sole			200000
SPDR KBW REGIONAL BANKING ETF  PUT	   78464A698	23501 	 662000 SH  PUT	 Sole			662000
SPDR S&P RETAIL ETF ETF	       PUT	   78464A714	 2460 	  80000 SH  PUT	 Sole			 80000
TALBOTS INC. CMN	       COM	   874161102	  390 	  29783 SH	 Sole			 29783
TITAN INTERNATIONAL INC (NEW)  COM	   88830M102	 3486 	 163500 SH	 Sole			163500
UNITED STATES STEEL CORP CMN   PUT	   912909108	  388 	   5000 SH  PUT	 Sole			  5000
UNIVERSAL CORPORATION          COM	   913456109	 5523 	 112500 SH	 Sole			112500
WELLS FARGO & CO (NEW)         PUT	   949746101	 3753 	 100000 SH  PUT	 Sole			100000